Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years December 31, 2012 and December 31, 2011:

(In US$ millions)	December 31,	December 31,
	2012	2011
The total balance of accumulated other comprehensive income is made up as follows:
Unrealized gain on marketable securities	206	1
Unrealized gain on foreign exchange	67	54
Actuarial gain/(loss) relating to pension	(30)	(11)
Unrealized gain/ (loss) on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	194	(5)